Financial risk management and financial instruments - Summary of Financial Instruments (Details) - ZAR (R) R in Millions	Jun. 30, 2020	Jun. 30, 2019
Listed long-term debt
Financial risk management and financial instruments
Financial liabilities - fair value	R 50,701	R 49,421
Listed long-term debt | Liabilities, Amortised cost
Financial risk management and financial instruments
Financial liabilities - carrying value	56,760	46,060
Unlisted long-term debt
Financial risk management and financial instruments
Financial liabilities - fair value	109,724	84,007
Unlisted long-term debt | Liabilities, Amortised cost
Financial risk management and financial instruments
Financial liabilities - carrying value	110,437	83,509
Lease liabilities | Liabilities, Amortised cost
Financial risk management and financial instruments
Financial liabilities - carrying value	17,719	7,770
Short-term debt and bank overdraft
Financial risk management and financial instruments
Financial liabilities - fair value	22,533	1,297
Short-term debt and bank overdraft | Liabilities, Amortised cost
Financial risk management and financial instruments
Financial liabilities - carrying value	22,533	1,297
Derivative liabilities (Long- and short-term financial liabilities)
Financial risk management and financial instruments
Financial liabilities - fair value	9,891	2,205
Derivative liabilities (Long- and short-term financial liabilities) | Liabilities, At fair value through profit and loss
Financial risk management and financial instruments
Financial liabilities - carrying value	9,891	2,205
Trade and other payables
Financial risk management and financial instruments
Financial liabilities - fair value	21,164	28,501
Trade and other payables | Liabilities, Amortised cost
Financial risk management and financial instruments
Financial liabilities - carrying value	21,164	28,501
Investments in listed securities
Financial risk management and financial instruments
Financial assets - fair value	498	830
Investments in listed securities | Assets, Designated at fair value through other comprehensive income
Financial risk management and financial instruments
Financial assets - carrying value	498	830
Investments in unlisted securities
Financial risk management and financial instruments
Financial assets - fair value	13	393
Investments in unlisted securities | Assets, Designated at fair value through other comprehensive income
Financial risk management and financial instruments
Financial assets - carrying value	13	393
Other long-term investments
Financial risk management and financial instruments
Financial assets - fair value	1,415	25
Other long-term investments | Assets, Amortised cost
Financial risk management and financial instruments
Financial assets - carrying value	1,415	25
Long-term receivables
Financial risk management and financial instruments
Financial assets - fair value	5,799	5,582
Long-term receivables | Assets, Amortised cost
Financial risk management and financial instruments
Financial assets - carrying value	5,799	5,582
Derivative assets (Long and short-term financial assets)
Financial risk management and financial instruments
Financial assets - fair value	645	645
Derivative assets (Long and short-term financial assets) | Assets, At fair value through profit and loss
Financial risk management and financial instruments
Financial assets - carrying value	645	645
Trade and other receivables
Financial risk management and financial instruments
Financial assets - fair value	22,066	25,611
Trade and other receivables | Assets, Amortised cost
Financial risk management and financial instruments
Financial assets - carrying value	22,066	25,611
Cash and cash equivalents
Financial risk management and financial instruments
Financial assets - fair value	34,739	15,877
Cash and cash equivalents | Assets, Amortised cost
Financial risk management and financial instruments
Financial assets - carrying value	R 34,739	R 15,877